Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 90.7%
Aerospace & Defense — 1.6%
Ducommun, Inc.*	4,247	$217,871
Kratos Defense & Security Solutions, Inc.*	36,358	668,260
Moog, Inc., Class A	9,876	1,576,704
		2,462,835
Airlines — 0.2%
JetBlue Airways Corp.*	41,141	305,266
Apparel — 1.0%
Crocs, Inc.*	6,290	904,502
Kontoor Brands, Inc.	9,885	595,571
		1,500,073
Auto Manufacturers — 0.6%
REV Group, Inc.	42,671	942,602
Auto Parts & Equipment — 1.2%
Adient PLC*	38,925	1,281,411
The Goodyear Tire & Rubber Co.*	47,246	648,688
		1,930,099
Banks — 13.5%
Ameris Bancorp	34,005	1,645,162
Atlantic Union Bankshares Corp.	29,621	1,045,918
Banner Corp.	20,767	996,816
Community Bank System, Inc.	19,598	941,292
ConnectOne Bancorp, Inc.	31,882	621,699
CVB Financial Corp.	41,647	742,982
Eastern Bankshares, Inc.	71,168	980,695
FB Financial Corp.	22,326	840,797
First Financial Bankshares, Inc.	23,429	768,706
First Merchants Corp.	25,429	887,472
German American Bancorp, Inc.	15,099	523,029
Glacier Bancorp, Inc.	21,350	859,978
Hancock Whitney Corp.	5,631	259,251
Heritage Financial Corp.	20,732	401,993
Home BancShares, Inc.	60,208	1,479,311
Lakeland Financial Corp.	4,501	298,506
NBT Bancorp, Inc.	20,335	745,888
Origin Bancorp, Inc.	23,194	724,581
Pinnacle Financial Partners, Inc.	13,728	1,178,961
SouthState Corp.	16,444	1,398,233
Stock Yards Bancorp, Inc.	13,787	674,322
Towne Bank	22,893	642,378
TriCo Bancshares	22,367	822,658
Valley National Bancorp	107,141	852,842
Walker & Dunlop, Inc.	8,662	875,382
		21,208,852
Beverages — 0.7%
Primo Water Corp.	60,321	1,098,445
Biotechnology — 2.5%
Biohaven Ltd.*	8,595	470,060
Crinetics Pharmaceuticals, Inc.*	6,397	299,444
Dynavax Technologies Corp.*	12,626	156,689
Intellia Therapeutics, Inc.*	9,875	271,661
	Number of Shares	Value†

Biotechnology — (continued)
Iovance Biotherapeutics, Inc.*	27,694	$410,425
Myriad Genetics, Inc.*	25,142	536,027
NeoGenomics, Inc.*	80,696	1,268,541
Relay Therapeutics, Inc.*	13,976	116,001
Veracyte, Inc.*	20,685	458,380
		3,987,228
Building Materials — 3.7%
Boise Cascade Co.	3,671	563,021
Knife River Corp.*	11,432	926,907
Masterbrand, Inc.*	56,789	1,064,226
SPX Technologies, Inc.*	16,558	2,038,786
UFP Industries, Inc.	9,292	1,143,009
		5,735,949
Chemicals — 3.2%
Ashland, Inc.	11,447	1,114,594
Avient Corp.	29,689	1,288,503
Ecovyst, Inc.*	31,369	349,764
Element Solutions, Inc.	30,962	773,431
Minerals Technologies, Inc.	9,780	736,238
Rogers Corp.*	1,781	211,387
Tronox Holdings PLC	30,648	531,743
		5,005,660
Coal — 1.1%
Arch Resources, Inc.	4,708	756,999
Peabody Energy Corp.	25,425	616,811
Warrior Met Coal, Inc.	6,118	371,363
		1,745,173
Commercial Services — 3.4%
Alight, Inc., Class A*	84,163	829,006
BrightView Holdings, Inc.*	40,165	477,964
Herc Holdings, Inc.	9,163	1,542,133
ICF International, Inc.	3,364	506,719
LiveRamp Holdings, Inc.*	17,275	595,987
V2X, Inc.*	17,941	838,024
Valvoline, Inc.*	11,370	506,761
		5,296,594
Computers — 1.9%
ASGN, Inc.*	20,352	2,132,076
Tenable Holdings, Inc.*	16,258	803,633
		2,935,709
Diversified Financial Services — 4.0%
Encore Capital Group, Inc.*	16,950	773,089
Mr. Cooper Group, Inc.*	20,813	1,622,373
PennyMac Financial Services, Inc.	5,612	511,197
Perella Weinberg Partners	74,867	1,057,871
Piper Sandler Cos.	5,088	1,009,917
PJT Partners, Inc., Class A	5,831	549,630
Stifel Financial Corp.	9,862	770,913
		6,294,990
Electric — 1.7%
IDACORP, Inc.	7,284	676,611

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
MGE Energy, Inc.	8,630	$679,353
Portland General Electric Co.	30,350	1,274,700
		2,630,664
Electronics — 3.0%
Benchmark Electronics, Inc.	15,315	459,603
CTS Corp.	6,976	326,407
ESCO Technologies, Inc.	10,287	1,101,224
Itron, Inc.*	9,817	908,269
Knowles Corp.*	68,293	1,099,517
TTM Technologies, Inc.*	51,100	799,715
		4,694,735
Engineering & Construction — 2.4%
Arcosa, Inc.	19,135	1,642,931
Granite Construction, Inc.	28,236	1,613,123
Primoris Services Corp.	11,680	497,217
		3,753,271
Entertainment — 1.3%
Everi Holdings, Inc.*	39,998	401,980
International Game Technology PLC	28,600	646,074
United Parks & Resorts, Inc.*	18,323	1,029,936
		2,077,990
Food — 0.6%
The Simply Good Foods Co.*	16,147	549,482
Utz Brands, Inc.	25,693	473,779
		1,023,261
Gas — 1.3%
Chesapeake Utilities Corp.	9,009	966,666
ONE Gas, Inc.	17,773	1,146,891
		2,113,557
Healthcare Products — 2.4%
CONMED Corp.	6,844	548,067
Enovis Corp.*	15,387	960,918
Integer Holdings Corp.*	2,566	299,401
LivaNova PLC*	11,040	617,578
Neogen Corp.*	37,828	596,926
Nevro Corp.*	23,941	345,708
QuidelOrtho Corp.*	8,288	397,327
		3,765,925
Healthcare Services — 0.8%
Acadia Healthcare Co., Inc.*	7,979	632,096
Fortrea Holdings, Inc.*	13,927	559,030
		1,191,126
Home Builders — 3.1%
Century Communities, Inc.	16,513	1,593,505
Installed Building Products, Inc.	3,004	777,225
Meritage Homes Corp.	13,825	2,425,734
		4,796,464
Home Furnishings — 0.3%
MillerKnoll, Inc.	17,277	427,779
	Number of Shares	Value†

Household Products & Wares — 0.5%
Helen of Troy Ltd.*	6,859	$790,431
Insurance — 4.6%
CNO Financial Group, Inc.	27,174	746,742
Enstar Group Ltd.*	3,983	1,237,757
Kemper Corp.	16,749	1,037,098
MGIC Investment Corp.	72,537	1,621,927
NMI Holdings, Inc., Class A*	24,365	787,964
Skyward Specialty Insurance Group, Inc.*	22,398	837,909
The Hanover Insurance Group, Inc.	6,687	910,569
		7,179,966
Iron & Steel — 1.9%
Carpenter Technology Corp.	17,108	1,221,853
Commercial Metals Co.	23,948	1,407,424
Worthington Steel, Inc.	10,855	389,152
		3,018,429
Leisure Time — 0.5%
Topgolf Callaway Brands Corp.*	44,078	712,741
Lodging — 1.5%
Boyd Gaming Corp.	17,876	1,203,412
Travel + Leisure Co.	9,802	479,906
Wyndham Hotels & Resorts, Inc.	9,692	743,861
		2,427,179
Machinery — Diversified — 3.2%
Chart Industries, Inc.*	3,340	550,165
Columbus McKinnon Corp.	13,162	587,420
Crane Co.	5,711	771,727
Gates Industrial Corp. PLC*	91,622	1,622,626
Zurn Elkay Water Solutions Corp.	44,977	1,505,380
		5,037,318
Media — 0.7%
Nexstar Media Group, Inc.	3,532	608,528
TEGNA, Inc.	35,967	537,347
		1,145,875
Metal Fabricate/Hardware — 0.6%
Standex International Corp.	5,584	1,017,517
Mining — 0.8%
Constellium S.E.*	55,883	1,235,573
Miscellaneous Manufacturing — 0.9%
Enpro, Inc.	5,357	904,101
Federal Signal Corp.	5,838	495,471
		1,399,572
Oil & Gas — 7.2%
California Resources Corp.	13,717	755,807
Chord Energy Corp.	8,688	1,548,549
Civitas Resources, Inc.	17,529	1,330,626
Gulfport Energy Corp.*	2,424	388,131
Murphy Oil Corp.	31,517	1,440,327
Noble Corp. PLC	12,978	629,303

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Patterson-UTI Energy, Inc.	63,071	$753,068
PBF Energy, Inc., Class A	18,755	1,079,725
Permian Resources Corp.	77,442	1,367,626
Seadrill Ltd.*	13,619	685,036
SM Energy Co.	25,171	1,254,774
		11,232,972
Oil & Gas Services — 0.9%
Liberty Energy, Inc.	36,260	751,307
Tidewater, Inc.*	7,525	692,300
		1,443,607
Packaging and Containers — 0.2%
Greif, Inc., Class A	4,791	330,819
Pharmaceuticals — 0.4%
Agios Pharmaceuticals, Inc.*	10,850	317,254
Alkermes PLC*	14,065	380,740
		697,994
Pipelines — 0.3%
Equitrans Midstream Corp.	35,958	449,115
Real Estate — 0.5%
Newmark Group, Inc., Class A	72,903	808,494
Retail — 4.2%
Academy Sports & Outdoors, Inc.	5,271	356,003
Asbury Automotive Group, Inc.*	4,128	973,300
Beacon Roofing Supply, Inc.*	15,957	1,564,105
FirstCash Holdings, Inc.	5,089	649,051
Foot Locker, Inc.	20,341	579,719
Group 1 Automotive, Inc.	3,329	972,834
La-Z-Boy, Inc.	11,149	419,426
Ollie's Bargain Outlet Holdings, Inc.*	3,739	297,512
Signet Jewelers Ltd.	7,333	733,813
		6,545,763
Savings & Loans — 1.2%
OceanFirst Financial Corp.	47,061	772,271
Pacific Premier Bancorp, Inc.	43,850	1,052,400
		1,824,671
Semiconductors — 3.0%
Amkor Technology, Inc.	32,962	1,062,695
Cohu, Inc.*	22,597	753,158
MACOM Technology Solutions Holdings, Inc.*	4,398	420,625
Onto Innovation, Inc.*	2,847	515,535
Semtech Corp.*	30,825	847,379
Synaptics, Inc.*	11,782	1,149,452
		4,748,844
Software — 0.4%
Fastly, Inc., Class A*	21,975	285,016
Health Catalyst, Inc.*	43,748	329,422
		614,438
	Number of Shares	Value†

Telecommunications — 0.4%
Telephone and Data Systems, Inc.	15,848	$253,885
Viavi Solutions, Inc.*	46,951	426,785
		680,670
Transportation — 1.3%
ArcBest Corp.	5,511	785,317
DHT Holdings, Inc.	55,438	637,537
Scorpio Tankers, Inc.	9,374	670,710
		2,093,564
TOTAL COMMON STOCKS (Cost $123,462,725)		142,359,799

REAL ESTATE INVESTMENT TRUSTS — 8.1%
Hotels & Resorts — 2.7%
Apple Hospitality REIT, Inc.	62,959	1,031,268
Pebblebrook Hotel Trust	52,738	812,693
RLJ Lodging Trust	125,190	1,479,746
Ryman Hospitality Properties, Inc.	7,510	868,231
		4,191,938
Industrial — 1.9%
STAG lndustrial, Inc.	40,141	1,543,020
Terreno Realty Corp.	21,710	1,441,544
		2,984,564
Mortgage Banks — 1.1%
Ladder Capital Corp.	71,473	795,495
PennyMac Mortgage Investment Trust	49,413	725,383
TPG RE Finance Trust, Inc.	32,585	251,556
		1,772,434
Strip Centers — 2.4%
Acadia Realty Trust	94,076	1,600,233
SITE Centers Corp.	142,458	2,087,009
		3,687,242
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,953,701)		12,636,178

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $1,857,588)	1,857,588	1,857,588
TOTAL INVESTMENTS — 100.0% (Cost $138,274,014)		$156,853,565
Other Assets & Liabilities — 0.0%		38,986
TOTAL NET ASSETS — 100.0%		$156,892,551

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Value Fund
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.
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